FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 03-31-2013

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 4-24-2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6933 65215.000SH       SOLE                56415.000          8800.000
AT&T                           COM              00206R102     7151 194900.000SH      SOLE               168567.000         26333.000
AbbVie Inc.                    COM              00287Y109     4087 100230.000SH      SOLE                87710.000         12520.000
Abbott Laboratories            COM              002824100     3503 99180.000SH       SOLE                86660.000         12520.000
Abraxas Petroleum Corp.        COM              003830106       58 25000.000SH       SOLE                                  25000.000
Aflac, Inc.                    COM              001055102     4167 80105.000SH       SOLE                70655.000          9450.000
Alexco Resource Corp.          COM              01535P106       53 16000.000SH       SOLE                                  16000.000
Anadarko Petroleum Corp.       COM              032511107     6795 77704.000SH       SOLE                68899.000          8805.000
Apache Corp.                   COM              037411105     2696 34945.000SH       SOLE                30365.000          4580.000
Apple Inc.                     COM              037833100     3727 8420.000 SH       SOLE                 6814.000          1606.000
Autoliv, Inc.                  COM              052800109     5416 78330.000SH       SOLE                69670.000          8660.000
Bank of America Corp.          COM              060505104     3684 302455.000SH      SOLE               281790.000         20665.000
Bard, C.R.                     COM              067383109      273 2708.000 SH       SOLE                 2708.000
Barrick Gold Corp.             COM              067901108     3746 127410.000SH      SOLE               113560.000         13850.000
Bemis Co                       COM              081437105     4904 121515.000SH      SOLE               107145.000         14370.000
Berkshire Hathaway Cl B        COM              084670207      563 5400.000 SH       SOLE                 1750.000          3650.000
Capital One Financial Corp.    COM              14040H105     5780 105190.000SH      SOLE                93840.000         11350.000
Central Fund of Canada Ltd     COM              153501101      254 13100.000SH       SOLE                 5100.000          8000.000
Chevron Corp.                  COM              166764100     6588 55448.000SH       SOLE                49618.000          5830.000
Cisco Systems Inc.             COM              17275R102     7823 374410.000SH      SOLE               329410.000         45000.000
Claude Resources, Inc.         COM              182873109        7 15000.000SH       SOLE                                  15000.000
Coca-Cola Company              COM              191216100     3792 93760.000SH       SOLE                65030.000         28730.000
Colgate Palmolive              COM              194162103      446 3775.000 SH       SOLE                 2575.000          1200.000
Comerica Inc                   COM              200340107      219 6100.000 SH       SOLE                 6100.000
Conagra Foods Inc.             COM              205887102     6677 186450.000SH      SOLE               163920.000         22530.000
Dejour Enterprise Ltd.         COM              24486R103       15 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       14 10000.000SH       SOLE                                  10000.000
Disney Co                      COM              254687106      224 3950.000 SH       SOLE                 3950.000
Dow Chemical                   COM              260543103     6167 193690.000SH      SOLE               169315.000         24375.000
Dupont                         COM              263534109      234 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101       13 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     2969 124265.000SH      SOLE                97645.000         26620.000
EV Energy Partner LP           COM              26926V107      218 4000.000 SH       SOLE                                   4000.000
Emerson Electric Company       COM              291011104      246 4400.000 SH       SOLE                 4400.000
Endeavour Silver Corp.         COM              29258Y103      124 20000.000SH       SOLE                                  20000.000
Energy Fuels Inc.              COM              292671104        2 11060.000SH       SOLE                                  11060.000
Ensco International, Inc.      COM              G3157S106     4642 77370.000SH       SOLE                67475.000          9895.000
Enterprise Products Prtns LP   COM              293792107      390 6474.000 SH       SOLE                 1860.000          4614.000
Exxon Mobil Corp.              COM              30231G102     1995 22137.000SH       SOLE                11125.000         11012.000
FedEx Corp.                    COM              31428X106     6325 64410.000SH       SOLE                56315.000          8095.000
General Electric               COM              369604103     8097 350230.868SH      SOLE               299145.868         51085.000
General Mills                  COM              370334104      212 4295.000 SH       SOLE                 1225.000          3070.000
Goldcorp, Inc.                 COM              380956409      773 23000.000SH       SOLE                                  23000.000
Grainger W.W.                  COM              384802104      838 3725.000 SH       SOLE                                   3725.000
Great Panther Silver Ltd.      COM              39115V101       26 20000.000SH       SOLE                                  20000.000
Hecla Mining Co.               COM              422704106       79 20000.000SH       SOLE                                  20000.000
Honeywell International, Inc.  COM              438516106      241 3200.000 SH       SOLE                 3200.000
IAMGOLD Corporation            COM              450913108       86 12000.000SH       SOLE                                  12000.000
IBM                            COM              459200101     2932 13747.000SH       SOLE                10792.000          2955.000
Intel Corp.                    COM              458140100     5053 231403.000SH      SOLE               198653.000         32750.000
JPMorgan Chase & Co.           COM              46625H100     7297 153761.000SH      SOLE               134531.000         19230.000
Kaminak Gold Corp.             COM              48356P202       11 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      275 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4702 472120.000SH      SOLE               413670.000         58450.000
Kodiak Oil & Gas Corp.         COM              50015Q100      182 20000.000SH       SOLE                                  20000.000
Kohl's Corp.                   COM              500255104     5149 111615.000SH      SOLE                97350.000         14265.000
Marsh & McLennan               COM              571748102     3685 97055.000SH       SOLE                86830.000         10225.000
Mart Resources, Inc.           COM              572903102       17 10000.000SH       SOLE                                  10000.000
McDonalds Corp.                COM              580135101      753 7550.000 SH       SOLE                 3350.000          4200.000
Merck & Company                COM              58933Y105      365 8260.000 SH       SOLE                 1460.000          6800.000
Microsoft Corp.                COM              594918104     5551 194050.000SH      SOLE               154125.000         39925.000
Morgan Stanley                 COM              617446448     3596 163590.000SH      SOLE               144865.000         18725.000
Mylan Inc.                     COM              628530107     8351 288397.000SH      SOLE               252347.000         36050.000
New Gold Inc.                  COM              644535106      227 25000.000SH       SOLE                                  25000.000
Newmont Mining Corp.           COM              651639106     2264 54050.000SH       SOLE                43010.000         11040.000
News Corporation               COM              65248E104     6858 224770.000SH      SOLE               196070.000         28700.000
Oculus Innovative Sciences Inc COM              67575P108       46 15000.000SH       SOLE                                  15000.000
Oracle Corp.                   COM              68389X105     6088 188302.000SH      SOLE               166737.000         21565.000
Pengrowth Energy Corp          COM              70706P104       92 18000.000SH       SOLE                                  18000.000
Pfizer                         COM              717081103      719 24915.000SH       SOLE                 2975.000         21940.000
Platinum Group Metals Ltd.     COM              72765Q205       14 10000.000SH       SOLE                                  10000.000
Prophecy Coal Corp.            COM              74345B104       10 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104        9 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      547 8400.000 SH       SOLE                                   8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     5571 83374.000SH       SOLE                71986.999         11387.001
Rye Patch Gold Corp            COM              783727100        6 15000.000SH       SOLE                                  15000.000
Seadrill Ltd.                  COM              G7945E105      232 6230.000 SH       SOLE                                   6230.000
Silver Wheaton Corp.           COM              828336107      313 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      106 27000.000SH       SOLE                                  27000.000
Sprott Resource Lending Corp.  COM              85207J100       14 10000.000SH       SOLE                                  10000.000
Star Gas Partners, L.P.        COM              85512C105       45 10000.000SH       SOLE                                  10000.000
Statoil ASA-Spon Adr           COM              85771p102      224 9117.000 SH       SOLE                 5000.000          4117.000
Stryker Corp.                  COM              863667101     6719 102987.000SH      SOLE                90052.000         12935.000
Symantec Corp.                 COM              871503108     7986 323585.000SH      SOLE               287100.000         36485.000
Taseko Mines Ltd.              COM              876511106       42 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     5412 159500.000SH      SOLE               139935.000         19565.000
US Silver & Gold Inc.          COM              90346L107       18 13400.000SH       SOLE                                  13400.000
United Health Group Inc.       COM              91324P102     5766 100785.000SH      SOLE                88865.000         11920.000
Verizon Communications         COM              92343V104     7885 160420.000SH      SOLE               139140.000         21280.000
W.R. Berkley Corp.             COM              084423102     3355 75620.000SH       SOLE                70895.000          4725.000
WalMart Stores                 COM              931142103     6168 82432.000SH       SOLE                71962.000         10470.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $237,930